Retail Class Prospectus | State Farm LifePath 2020 Fund
STATE FARM LIFEPATH 2020 (NLWAX) (NLWBX) (SAWAX) (SAWBX)
Investment Objective:
The State Farm LifePath 2020 Fund (the “LifePath 2020 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 79 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Class Prospectus State Farm LifePath 2020 Fund (USD $)		Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		5.00%	none	3.00%	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)		none	5.00%	none	3.00%
Maximum account fee	[1]	none	none	none	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail Class Prospectus State Farm LifePath 2020 Fund		Class A	Class B	Legacy Class A	Legacy Class B
Management fees		1.03%	1.03%	1.04%	1.04%
Distribution [and/or Service] (12b-1 fees) fees		0.25%	0.95%	0.25%	0.65%
Other Expenses		0.30%	0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses		1.58%	2.28%	1.59%	1.99%
Less: Fee Waivers		(0.32%)	(0.32%)	(0.33%)	(0.33%)
Total Annual Fund Operating Expenses After Fee Waiver	[1][2]	1.26%	1.96%	1.26%	1.66%
[1]	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
[2]	The expense information in the table has been restated to reflect current fees.

              The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2013 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios in an amount equal to the fees and expenses of the Master Investment Portfolio independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2022. Also, BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BTC in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2013. BFA and BTC may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Retail Class Prospectus State Farm LifePath 2020 Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
Class A	622	944	1,289	2,259
Class B	699	1,032	1,391	2,415
Legacy Class A	425	756	1,109	2,106
Legacy Class B	469	868	1,242	2,187

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Retail Class Prospectus State Farm LifePath 2020 Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
Class B	199	682	1,191	2,415
Legacy Class B	169	593	1,042	2,187

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies
              The LifePath 2020 Fund invests all of its assets in corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

The LifePath 2020 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. As of March 31, 2012, the LifePath 2020 Portfolio held approximately 56% of its assets in Underlying Funds that invest primarily in equity securities, 44% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.
Principal Risks of Investing in the Fund
              Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.
  Allocation Risk. The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.
  Concentration Risk. To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.
  Debt Securities Risk. Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.
  Derivatives Risk. The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.
  Emerging Markets Risk. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
  Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
  Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Foreign Securities Risk. Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
  The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
  Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.
  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
  Investments in Mutual Funds and Exchange Traded Funds Risk. The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.
  Junk Bonds Risk. Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.
  Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.
  Passive Investment Risk. Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.
  Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
  REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.
  Retirement Income Risk. The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.
  Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.
  U.S. Government Obligations Risk. Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.
              The LifePath 2020 Fund must maintain cash balances to meet redemption requests, which may lower overall Fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund's best and worst quarters during the periods indicated in the bar chart were:
Best quarter: 13.67%,
               during the second quarter of 2009.
Worst quarter: -14.24%,
during the fourth quarter of 2008.
Average Annual Total Returns (For the periods ended December 31, 2011)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Average Annual Total Returns - Retail Class Prospectus State Farm LifePath 2020 Fund		1 Year	5 Years	Since Inception		Inception Date
Class A Shares		(3.96%)	(0.19%)	1.12%	[1]	May 01, 2006
Class B Shares		(4.58%)	(0.24%)	1.17%	[1]	May 01, 2006
Legacy Class A Shares		(1.98%)	0.23%	4.86%	[1]	May 09, 2003
Legacy Class B Shares		(2.29%)	0.06%	4.84%	[1]	May 09, 2003
After Taxes on Distributions Legacy Class A Shares		(2.39%)	(0.33%)	4.31%	[1]	May 09, 2003
Return After Taxes on Distributions and Sale of Fund Shares Legacy Class A Shares		(1.14%)	(0.01%)	4.02%	[1]	May 09, 2003
Blended Benchmark (reflects no deduction for fees, expenses or taxes.)	[2]	1.64%	2.24%	6.45%	[1]	May 09, 2003
S&P 500 Index (reflects no deduction for fees, expenses or taxes.)	[3]	2.11%	(0.25%)	2.92%	[1]	May 09, 2003
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes.)	[4]	7.84%	6.50%	5.78%	[1]	May 09, 2003
[1]	5/09/2003 to 12/31/2011 (or life of class, if less)
[2]	(Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 3.43%.)
[3]	(Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 1.49%.)
[4]	(Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 6.72%.)

The blended benchmark is a hypothetical representation of the performance of the LifePath 2020 Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2020 Fund’s custom benchmark are adjusted quarterly to reflect the LifePath 2020 Fund’s changing asset allocations over time. As of December 31, 2011, the following indexes are used to calculate the LifePath 2020 Fund’s custom benchmark: Barclays Capital U.S. Aggregate Bond Index, Russell 1000 Index, Russell 2000 Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index and Barclays Capital U.S. TIPS Index.